Regulatory Matters and Capital Adequacy (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Regulatory capital ratios
Well capitalized ratios	10.00%	10.00%
Minimum capital ratios	8.00%	8.00%
Leverage capital required, Minimum capital ratios	4.00%	4.00%
Leverage capital required, Well-capitalized ratios	5.00%	5.00%
Risk-based capital required, Well-capitalized ratios	6.00%	6.00%
Risk-based capital required, Minimum capital ratios	4.00%	4.00%
Parent Company [Member]
Regulatory capital ratios
Tier 1 capital	14,881	13,100
Total capital	17,271	15,528
Tier 1 capital ratio	12.30%	11.10%
Total capital ratio	14.30%	13.10%
Tier 1 leverage ratio	10.20%	9.30%
American Express Centurion Bank [Member]
Regulatory capital ratios
Tier 1 capital	6,029	5,771
Total capital	6,431	6,170
Tier 1 capital ratio	18.80%	18.30%
Total capital ratio	20.10%	19.50%
Tier 1 leverage ratio	19.10%	19.40%
American Express Federal Services Bank [Member]
Regulatory capital ratios
Tier 1 capital	6,493	5,586
Total capital	7,363	6,424
Tier 1 capital ratio	17.40%	16.30%
Total capital ratio	19.80%	18.80%
Tier 1 leverage ratio	18.40%	16.10%